Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%